Janus Investment Fund

Janus Henderson Global Real Estate Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated March 19, 2019

to Currently Effective Prospectuses

On March 12, 2019, the Board of Trustees of Janus Henderson Global Real Estate Fund (the “Fund”) approved the FTSE EPRA Nareit Global Net Return Index (the “Net Return Index”) as a secondary benchmark index for the Fund. The Net Return Index is composed of the same holdings of the FTSE EPRA Nareit Global Total Return Index, which is the Fund’s primary benchmark index (the “Total Return Index”). The indices differ in that the Net Return Index reflects deduction for expenses, fees, and taxes, whereas the Total Return Index does not reflect deduction for such expenses, fees, and taxes. The addition of the Net Return Index is intended to compare the Fund’s performance against an index that reflects the impact of foreign tax withholding. In addition to the new secondary benchmark, Greg Kuhl will become a Co-Portfolio Manager of the Fund.

Based on the above changes, effective on or about March 29, 2019, the Fund’s Prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s Prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (11/28/2007)
Class I Shares
Return Before Taxes	–3.13%	5.74%	11.27%	4.74%
Return After Taxes on Distribution	–4.68%	4.00%	9.88%	3.47%
Return After Taxes on Distributions and Sale of Fund Shares(1)	–1.45%	3.86%	8.87%	3.32%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
Class A Shares
Return Before Taxes(2)	–9.10%	4.21%	10.31%	3.90%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
Class C Shares
Return Before Taxes(3)	–5.16%	4.65%	10.20%	3.73%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
Class S Shares
Return Before Taxes	–3.59%	5.30%	10.83%	4.31%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A

Class N Shares
Return Before Taxes	–3.13%	5.74%	11.27%	4.74%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
Class T Shares
Return Before Taxes	–3.40%	5.58%	10.88%	4.08%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

2.

Under “Performance Information” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph and bullet point replace the corresponding paragraph and bullet point after the table in their entirety:

The Fund’s primary benchmark index is the FTSE EPRA Nareit Global Total Return Index (the “Total Return Index”). The Total Return Index is used to calculate the Fund’s performance fee adjustment. Effective March 29, 2019, the Fund also compares its performance to the FTSE EPRA Nareit Global Net Return Index (the “Net Return Index”). The Total Return Index and the Net Return Index are each composed of the same holdings. However, the Total Return Index reflects no deduction for expenses, fees, or taxes, whereas the Net Return Index reflects deduction for such expenses, fees, or taxes. The Total Return Index and the Net Return Index are described below.

•

Each of the Total Return Index and the Net Return Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European, Asian, and South American real estate markets including both developed and emerging market countries.

3.	Under “Management” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Guy Barnard, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since June 2017. Tim Gibson is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since June 2017. Greg Kuhl, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since March 2019.

4.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s Prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Global Real Estate Fund

Co-Portfolio Managers Guy Barnard, Tim Gibson, and Greg Kuhl jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the others.

Guy Barnard, CFA, is Co-Head of Global Property Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Real Estate Fund, which he has co-managed since June 2017. He joined Henderson Global Investors Limited in 2006 as an analyst and subsequently became a fund manager in 2008 and deputy head of Global Property Equities in 2012. Mr. Barnard holds a first class BSc (Hons) degree in Mathematics and Management from Loughborough University. Mr. Barnard holds the Chartered Financial Analyst designation.

2

Tim Gibson is Co-Head of Global Property Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Real Estate Fund, which he has co-managed since June 2017. He joined Henderson Global Investors Limited in 2011 as a fund manager, based in Singapore. Mr. Gibson holds an MA (Hons) degree in Economics from St. Andrews University, Scotland, and received the Robert Trent Jones Scholarship to the University of Western Ontario, Canada.

Greg Kuhl, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Real Estate Fund, which he has co-managed since March 2019. He joined Henderson Global Investors Limited in 2015 as a fund manager. Prior to joining Henderson Global Investors Limited, Mr. Kuhl was Vice President, Global REITs at Brookfield Investment Management from 2011 to 2015, where he was a senior analyst for global long-only and global long/short strategies focused on property equities across North America, Europe, and Asia. Mr. Kuhl holds a Bachelor of Business Administration degree in Finance with a concentration in Psychology from the University of Notre Dame. Mr. Kuhl holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Henderson Global Real Estate Fund

Class D

Supplement dated March 19, 2019

to Currently Effective Prospectuses

On March 12, 2019, the Board of Trustees of Janus Henderson Global Real Estate Fund (the “Fund”) approved the FTSE EPRA Nareit Global Net Return Index (the “Net Return Index”) as a secondary benchmark index for the Fund. The Net Return Index is composed of the same holdings of the FTSE EPRA Nareit Global Total Return Index, which is the Fund’s primary benchmark index (the “Total Return Index”). The indices differ in that the Net Return Index reflects deduction for expenses, fees, and taxes, whereas the Total Return Index does not reflect deduction for such expenses, fees, and taxes. The addition of the Net Return Index is intended to compare the Fund’s performance against an index that reflects the impact of foreign tax withholding. In addition to the new secondary benchmark, Greg Kuhl will become a Co-Portfolio Manager of the Fund.

Based on the above changes, effective on or about March 29, 2019, the Fund’s Prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s Prospectuses, the following table and footnote replace the corresponding table and footnote in their entirety:

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (11/28/2007)
Class D Shares
Return Before Taxes	–3.33%	5.62%	10.64%	3.77%
Return After Taxes on Distribution	–4.83%	3.93%	9.29%	2.55%
Return After Taxes on Distributions and Sale of Fund Shares(1)	–1.57%	3.79%	8.32%	2.56%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

2.

Under “Performance Information” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph and bullet point replace the corresponding paragraph and bullet point after the table in their entirety:

The Fund’s primary benchmark index is the FTSE EPRA Nareit Global Total Return Index (the “Total Return Index”). The Total Return Index is used to calculate the Fund’s performance fee adjustment. Effective March 29, 2019, the Fund also compares its performance to the FTSE EPRA Nareit Global Net Return Index (the “Net Return Index”). The Total Return Index and the Net Return Index are each composed of the same holdings. However, the Total Return Index reflects no deduction for expenses, fees, or taxes, whereas the Net Return Index reflects deduction for such expenses, fees, or taxes. The Total Return Index and the Net Return Index are described below.

•

Each of the Total Return Index and the Net Return Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European, Asian, and South American real estate markets including both developed and emerging market countries.

3.	Under “Management” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Guy Barnard, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since June 2017. Tim Gibson is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since June 2017. Greg Kuhl, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, and has been a member of the Fund’s portfolio management team since March 2019.

4.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s Prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Global Real Estate Fund

Co-Portfolio Managers Guy Barnard, Tim Gibson, and Greg Kuhl jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the others.

Guy Barnard, CFA, is Co-Head of Global Property Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Real Estate Fund, which he has co-managed since June 2017. He joined Henderson Global Investors Limited in 2006 as an analyst and subsequently became a fund manager in 2008 and deputy head of Global Property Equities in 2012. Mr. Barnard holds a first class BSc (Hons) degree in Mathematics and Management from Loughborough University. Mr. Barnard holds the Chartered Financial Analyst designation.

Tim Gibson is Co-Head of Global Property Equities of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Real Estate Fund, which he has co-managed since June 2017. He joined Henderson Global Investors Limited in 2011 as a fund manager, based in Singapore. Mr. Gibson holds an MA (Hons) degree in Economics from St. Andrews University, Scotland, and received the Robert Trent Jones Scholarship to the University of Western Ontario, Canada.

Greg Kuhl, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Real Estate Fund, which he has co-managed since March 2019. He joined Henderson Global Investors Limited in 2015 as a fund manager. Prior to joining Henderson Global Investors Limited, Mr. Kuhl was Vice President, Global REITs at Brookfield Investment Management from 2011 to 2015, where he was a senior analyst for global long-only and global long/short strategies focused on property equities across North America, Europe, and Asia. Mr. Kuhl holds a Bachelor of Business Administration degree in Finance with a concentration in Psychology from the University of Notre Dame. Mr. Kuhl holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Global Real Estate Fund

Supplement dated March 19, 2019

to Currently Effective Statement of Additional Information

Effective March 29, 2019, the statement of additional information (the “SAI”) for Janus Henderson Global Real Estate Fund (the “Fund”) is amended as follows:

1.	In the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Officers” in alphabetical order:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Greg Kuhl 151 Detroit Street Denver, CO 80206 DOB: 1983	Executive Vice President and Co-Portfolio Manager Janus Henderson Global Real Estate Fund	3/19-Present	Portfolio Manager, Global Property Equities of Janus Henderson Investors (since 2015). Formerly, Vice President, Global REITs at Brookfield Investment Management (2011 - 2015).

2.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Greg Kuhl(25)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	None None
(25)	Effective March 29, 2019, Co-Portfolio Manager Greg Kuhl assumed shared responsibility for the day-to-day management of Janus Henderson Global Real Estate Fund.
*	As of February 28, 2019.

3.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds
Janus Capital

Greg Kuhl(3)*	Janus Henderson Global Real Estate Fund	None	$10,001-$50,000
(3)	Effective March 29, 2019, Co-Portfolio Manager Greg Kuhl assumed shared responsibility for the day-to-day management of Janus Henderson Global Real Estate Fund.
*	As of February 28, 2019.

Please retain this Supplement with your records.